Common Shares - Stock compensation expense (Details) - 2013 Equity Incentive Plans - Restricted Stock $ in Thousands	Jun. 30, 2018 USD ($)
Equity Incentive Plans
Expected stock compensation expense, 2018 remaining period	$ 11,658
Expected stock compensation expense, 2019	17,987
Expected stock compensation expense, 2020	11,692
Expected stock compensation expense, 2021	5,384
Expected stock compensation expense, 2022	1,541
Expected stock compensation expense, 2023	16
Total expected stock compensation expense	48,278
Employees
Equity Incentive Plans
Expected stock compensation expense, 2018 remaining period	11,131
Expected stock compensation expense, 2019	17,432
Expected stock compensation expense, 2020	11,502
Expected stock compensation expense, 2021	5,379
Expected stock compensation expense, 2022	1,541
Expected stock compensation expense, 2023	16
Total expected stock compensation expense	47,001
Directors
Equity Incentive Plans
Expected stock compensation expense, 2018 remaining period	527
Expected stock compensation expense, 2019	555
Expected stock compensation expense, 2020	190
Expected stock compensation expense, 2021	5
Total expected stock compensation expense	$ 1,277